SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 24, 2020	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Director fees		$ 26,339	$ 91,050	$ 11,207
Professional fees		241,854	521,064	222,870
Consulting fees	$ 275,918
Related parties [member]
IfrsStatementLineItems [Line Items]
Director fees		72,541	107,168	54,585
Professional fees			327,370	55,625
Share-based compensation			128,729	1,997,611
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Consulting fees		270,427		206,507
Salaries			686,615
Share-based compensation			$ 143,032	$ 2,527,596